Operating Leases (Tables)	6 Months Ended
Jun. 30, 2026
Operating Leases
Schedule of Partnership's revenues by time charter and bareboat charters and other revenues

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2026	2025	2026	2025
Time charter revenues (service element included)	$88,784	$85,920	$174,743	$168,911
Bareboat revenues	3,301	—	6,566	—
Total time charter and bareboat revenues	92,085	85,920	181,309	168,911
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	4,691	1,140	7,474	2,178
Total revenues	$96,776	$87,060	$188,783	$171,089

Schedule of minimum contractual future revenues

(U.S. Dollars in thousands)
2026 (excluding the six months ended June 30, 2026)	$176,444
2027	296,981
2028	193,837
2029	116,587
2030	59,856
2031 and thereafter	37,485
Total	$881,190

Schedule of maturity analysis of partnership's lease liabilities

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of June 30, 2026 is as follows:

(U.S. Dollars in thousands)
2026 (excluding the six months ended June 30, 2026)	$224
2027	449
2028	37
Total	710
Less imputed interest	35
Carrying value of operating lease liabilities	$675